Incorporated herein by reference is a supplement to the prospectus of the MFS Inflation-Adjusted Bond Fund, a series of MFS Series Trust IX (File No. 2-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000355).